DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES	12 Months Ended
Dec. 31, 2017
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES

20.       DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES

	For the years ended December 31,
	2017	2016	2015
COST OF GOODS SOLD
Depreciation	$59,115	$209,613	$165,884
Share-based payments	70,242	45,803	310,360
Cash-based employee expenses	2,595,654	2,753,841	3,070,566
Other expenses	752,810	4,082,504	3,391,324

	$3,477,821	$7,091,761	$6,938,134

EXPENSES
Selling expenses
Share-based payments	$98,379	$138,334	$120,780
Cash-based employee expenses	202,261	109,150	31,447
Other expenses	585,586	449,154	503,442

	886,226	696,638	655,669

General and administrative expenses
Depreciation	93,196	119,977	78,544
Share-based payments	1,080,627	510,508	1,323,583
Cash-based employee expenses	2,792,897	2,713,110	2,128,392
Litigation expenses	2,410,350	13,170,138	7,058,226
Expenses related to the financing	5,447,182	—	—
Other expenses	3,860,531	2,669,054	3,324,331

	15,684,783	19,182,787	13,913,076

Product development and clinical trials expenses
Depreciation	382,234	426,144	259,281
Share-based payments	1,235,294	1,115,466	2,359,442
Cash-based employee expenses	4,971,668	6,183,013	5,000,258
Other expenses	10,899,896	11,639,880	9,562,414

	17,489,092	19,364,503	17,181,395

TOTAL EXPENSES	$34,060,101	$39,243,928	$31,750,140

Depreciation per Statements of Cash Flows	$534,545	$755,734	$503,709

Share-based payments per Statements of Cash Flows	$2,484,542	$1,810,111	$4,114,165

Cash-based employee expenses (see Note 19)	$10,562,480	$11,759,114	$10,230,663